United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2006

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2006

(Unaudited)

                                             Shares     Cost     Value

Common stocks – 55.0%

  Building materials – 3.3%

    Craftmade Intl. (CRFT)                    1,200  $22,739   $24,000

  Consumer durables – 12.0%

    Harley Davidson (HDI)                       300   14,696    16,059

    La-Z-Boy Incorporated (LZB)               1,200   13,174    19,608

    Marine Products Corporation (MPX)         2,850   30,958    31,265

    Stanley Furniture (STLY)                    770   17,592    20,736

      Total Consumer durables                         76,420    87,668

  Consumer staples – 3.4%

    Unilever NV ADR (UN)**                      350   20,101    24,570

  Credit agency – 4.7%

    Federal Agricultural Mortgage

      (Class C – non-voting) (AGM)            1,200   20,194    34,056

  Food service manufacturing – 5.8%

    Middleby Corporation (MIDD)*                450   21,378    42,526

  Healthcare products – 3.0%

    Utah Medical Devices (UTMD)                 700   13,278    22,400

  Industrial supply – 3.2%

    Lawson Products (LAWS)                      550   17,556    23,232

  Oil and gas production – 4.2%

    Canadian Natural Resources ADR (CNQ)**      500   27,349    31,000

  Retail – 3.1%

    Autozone (AZO)*                             230   19,418    22,483

  Steel production – 3.1%

    POSCO ADR (PKX)**                           400   16,860    22,956

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2006

(Unaudited)

                                             Shares     Cost     Value

  Textiles & apparel - 9.2%

    Kenneth Cole Productions (KCP)              550   14,872    14,762

    Lakeland Industries (LAKE)*               1,320   19,670    24,446

    Timberland (TBL)*                           800   22,536    27,968

      Total Textiles & apparel                        57,078    67,176

        Total common stocks                          312,371   402,067

U.S.Treasury securities - 31.2%

  U.S. Treasury Bills due 2/2/06             25,000   24,995    24,995

  U.S. Treasury Bills due 2/9/06             25,000   24,988    24,988

  U.S. Treasury Bills due 2/23/06            25,000   24,938    24,938

  U.S. Treasury Bills due 3/16/06            25,000   24,883    24,883

  U.S. Treasury Bills due 4/20/06            50,000   49,531    49,531

  U.S. Treasury Bills due 4/27/06            50,000   49,488    49,488

  U.S. Treasury Bills due 4/27/06            30,000   29,668    29,668

           Total U.S. Treasury securities            228,491   228,491

Total investments – 86.2%                            540,862   630,558

Other assets in excess of liabilities – 13.8%                  100,696

Net assets – 100%                                             $731,254

* Non-income producing (does not pay dividends).

** ADR (American Depository Receipt):

    Canadian Natural Resources is based in Canada.

    Unilever NV is based in the Netherlands.

    POSCO is based in South Korea.

    All other common stock holdings are U.S. companies.

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       March 31, 2006